Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Pacific Basin Fund	Dec. 30, 2024
Fidelity Pacific Basin Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.06%
Past 5 years	9.36%
Past 10 years	7.04%
Fidelity Pacific Basin Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	12.63%
Past 5 years	7.73%
Past 10 years	5.60%
Fidelity Pacific Basin Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.28%
Past 5 years	7.47%
Past 10 years	5.56%
MS114
Average Annual Return:
Past 1 year	10.49%
Past 5 years	4.79%
Past 10 years	3.91%